Deposits (Narrative) (Detail)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Minimum [Member] USD ($)	Mar. 31, 2013 Minimum [Member] JPY (¥)	Mar. 29, 2013 Minimum [Member] USD ($)
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen				¥ 10,000,000
U.S.$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate					106,000
Issue amount of foreign time deposits in U.S. dollars			100,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	28,267,100,000,000	26,882,261,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of U.S.$100,000 or more, Foreign deposits	¥ 19,783,917,000,000	¥ 17,553,275,000,000